Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stock option activity

The following is a summary of stock option activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2015	1,714,919	0.008	*	$959,229
Granted	24,174	0.008
Forfeited	-
Exercised	(1,739,093)	0.008
Outstanding, September 30, 2016	-
Exercisable, September 30, 2016	-

Fair value of options granted

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted in 2016 are as follows:

Risk-free interest rate	1.74%
Expected life of the options	2.5 years
Expected volatility	350%
Expected dividend yield	0%